Events After the Reporting Period (Detail) $ in Millions		3 Months Ended	12 Months Ended
	Mar. 12, 2020 Employee	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 Employee	Dec. 31, 2018 Employee
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of employees				99,417	95,359
Genaker
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of shares to be acquired	100.00%
Number of employees	30
Settlement Of Litigation
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Litigation settlements loss | $		$ 10	$ 13